SHAREHOLDERS' EQUITY (Status of the Company's Share Option Plans)(Details) (USD $)	12 Months Ended			236 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Share options
Outstanding - beginning of year	1,575,814	1,631,072	1,827,862
Granted	452,494	444,237	490,500
Exercised	131,922	436,601	557,407	3,834,167
Cancelled	52,039	62,894	129,883	4,280,037
Outstanding - year end	1,844,347	1,575,814	1,631,072	1,844,347
Options exercisable at year-end	867,134	634,252	697,336	867,134
Weighted average exercise price
Outstanding - beginning of year	$ 4.84	$ 2.96	$ 1.99
Granted	$ 7.98	$ 8.81	$ 5.66
Exercised	$ 2.03	$ 2.12	$ 2.45
Forfeited	$ 7.1	$ 4.05	$ 1.73
Outstanding - year end	$ 5.75	$ 4.84	$ 2.96	$ 5.75
Options exercisable at year-end	$ 3.86	$ 2.95	$ 2.23	$ 3.86